Commitments and Contingencies - Weighted-average (Details) - SHAPEWAYS, INC	Jun. 30, 2021	Dec. 31, 2020
Weighted-average remaining lease term for operating leases	2 years 3 months 3 days	2 years 2 months 19 days
Weighted-average incremental borrowing rate	5.35%	5.25%